S-K 1602, SPAC Registered Offerings	Dec. 12, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24 month period we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of September 30, 2025
Offering Price of
$10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
		Difference between NTBV and Offering		Difference between NTBV and Offering		Difference between NTBV and Offering		Difference between NTBV and Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$7.08	$6.52	$3.48	$5.62	$4.38	$3.99	$6.01	$0.08	$9.92
Assuming No Exercise of Over-Allotment Option
$7.07	$6.51	$3.49	$5.61	$4.39	$3.97	$6.03	$0.06	$9.94

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Consistent with our business strategy, we have identified the following general criteria that we believe are important in evaluating prospective target businesses. We will use these criteria in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria. We expect that no individual criterion will entirely determine a decision to pursue a particular opportunity. We intend to seek a business combination with a business that we believe:

●	Is fundamentally sound and can unlock and enhance shareholder value through a combination with us, thereby offering attractive risk- adjusted returns for our shareholders;
●	Is at an inflection point, such as requiring additional management expertise, and able to accelerate growth and financial performance through differentiated business models and the addition of our operational, financial, transactional and legal expertise and networks;
●	Is in need of a flexible, creative or opportunistic structure where we can deliver additional value;
●	Has a strong, experienced management team, or provides a platform to assemble an effective management team with a track record of driving growth and profitability;
●	Can benefit from being a publicly traded company, with access to broader capital markets, to achieve the business’ growth strategy;
●	Is poised to grow both organically through the application of technology, as well as inorganically, through bolt-on or transformational acquisitions;
●	Has a leading or niche market position and demonstrates advantages when compared to competitors, which may help to create barriers to entry against new competitors;
●	Exhibits unrecognized value or other characteristics that we believe can be enhanced based on our analysis and due diligence review; and
●	Has a strong, experienced management team with a proven track record of driving revenue growth, enhancing profitability and creating value for their shareholders.

We anticipate offering the following benefits to our business combination partner:

●	Partnership with our management team members who have extensive and proven experience in operating, leading, advising and investing in market leading companies;
●	Access to our deep and broad networks, insights and operational, financial, transactional, and legal and regulatory expertise;
●	Increased company profile and improved credibility with investors, customers, suppliers and other key stakeholders;
●	Higher level of engagement with core, relevant, fundamental investors as anchor shareholders than what a traditional IPO bookbuilding process offers;
●	Expedited path to a public listing with flexible structuring;
●	Ongoing access to public capital markets;
●	Listed public currency for future acquisitions and growth;
●	Ability for management team to retain control and focus on growing the business; and
●	Opportunity to motivate and retain employees using stock-based compensation.

De-SPAC Consummation Timeframe, How Extended [Text Block]

We will have until 24 months from the closing of this offering to consummate an initial business combination, or such earlier liquidation date as our board of directors may approve. If we are unable to consummate an initial business combination within such time period, we will, as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including any interest earned on the funds held in the trust account, net of interest that may be used by us to pay our taxes payable, if any, and up to $100,000 of interest to pay dissolution expenses, divided by the number of then issued and outstanding public shares, which redemption will completely extinguish the public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and as further described herein, and then seek to liquidate and dissolve. We expect the pro rata redemption price to be approximately $10.00 per Class A ordinary share (regardless of whether or not the underwriters exercise their overallotment option), without taking into account any interest earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

While we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination,
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]

While we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Iris Acquisition Holdings II LLC or its affiliate	$20,000 per month (for up to six months unless we have received working capital loans to provide for such payments beyond such time period)	Office space located at OT 09-31, Central Park Towers Offices, Dubai International Financial Centre, Dubai, United Arab Emirates, administrative and shared personnel support services

	5,750,000 Class B ordinary shares(1)(3)	$25,000

	251,000 private placement units to be purchased simultaneously with the closing of this offering(2)(3)	$2,510,000

	Up to $300,000	Repayment of promissory note made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be convertible into private placement units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Iris Acquisition Holdings II LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees or a salary in connection with completing an initial business combination	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

SPAC Officers	250,000 Class B ordinary shares underlying Sponsor membership interests	$1,087.50(4)

Independent Directors	25,000 Class B ordinary shares per director underlying Sponsor membership interests	$108.75(4)
(1)	The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to the adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) the aggregate of our issued and outstanding founder shares and public shares after this offering, plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. Although Class A ordinary shares redeemed by public shareholders in connection with an initial business combination will be subtracted from the number of shares used to determine the 25% interest, the shares redeemed in connection with any amendment to our amended and restated memorandum and articles of association will not be subtracted from the number of shares used to determine the 25% interest. The Class A ordinary shares issuable in connection with the conversion of the founder shares or an increase in the size of the offering (including those issued in connection with an increase in the size of the offering) may ultimately result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Public shareholders will experience additional dilution from the issuance of the shares (the “private shares”) underlying the private placement units (including private shares underlying private placement units issued upon conversion of working capital loans). Further, upon exercise of the warrants underlying the private placement units (the “private warrants”), we will issue an aggregate of 200,500 Class A ordinary shares. Additional shares may be issued upon exercise of any private warrants underlying the private placement units issued upon conversion of working capital loans. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized for the warrants.
(2)	Certain non-managing sponsor investors have committed, pursuant to written agreements, to purchase, indirectly through the purchase of non-managing sponsor membership interests, an aggregate of 191,000 private placement units at a price of $10.00 per unit ($1,910,000 in the aggregate), which price includes the par value of $0.0001 per restricted Class A share, in a private placement that will close simultaneously with the closing of this offering.
(3)	Subject to each non-managing sponsor investor purchasing, indirectly through sponsor, the private placement units allocated to it, sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of 1,528,000 founder shares held by the sponsor.
(4)	Paid to Sponsor for membership interests in the Sponsor.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our initial shareholders have entered into agreements with us, pursuant to which they will agree to waive their redemption rights with respect to their founder shares, private placement shares, private placement warrants, shares underlying any private placement warrants and public shares held by them in connection with the consummation of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]	Manner of conducting redemptionsWe will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the initial business combination, all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange rule or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

The Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the gross proceeds of this offering and the sale of the private placement units, a total of $150,000,000 (or $172,500,000 if the underwriters’ over-allotment option is exercised in full), will be placed in a segregated trust account located in the United States maintained by Odyssey Transfer & Trust Company acting as trustee, and will be invested only in U.S. government treasury bills, notes and bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries. Except for all interest income that may be released to us to pay taxes, none of the funds held in the trust account will be released from the trust account until the earlier of: (1) the completion of our initial business combination within the required time period; (2) our redemption of 100% of the outstanding public shares if we have not completed an initial business combination within 24 months from the closing of this offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the required time period or (B) with respect to any other provision relating to our pre-business combination activity and related shareholders’ rights.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using shares or debt securities, or not all of the funds released from the trust account are used for payment of the purchase price in connection with our business combination, we may apply the cash released from the trust account that is not applied to the purchase price for general corporate purposes, including for maintenance or expansion of operations of acquired businesses, the payment of principal or interest due on indebtedness incurred in consummating the initial business combination, to fund the purchase of other companies or for working capital. We believe that amounts not held in trust will be sufficient to pay the costs and expenses to which such proceeds are allocated. This belief is based on the fact that while we may begin preliminary due diligence of a target business in connection with an indication of interest, we intend to undertake in-depth due diligence, depending on the circumstances of the relevant prospective acquisition, only after we have negotiated and signed a letter of intent or other preliminary agreement that addresses the terms of our initial business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating our initial business combination is less than the actual amount necessary to do so we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. In this event, we could seek such additional capital through loans or additional investments from members of our sponsor or an affiliate of our sponsor or our executive officers and directors, but such members of our management team are not under any obligation to advance funds to, or invest in, us.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to consummate our initial business combination or because we become obligated to redeem a significant number of our public shares upon consummation of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only consummate such financing simultaneously with the consummation of our initial business combination. Following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders	7.10	7.11	6.54	6.55	5.64	5.65	4.00	4.02	0.09	0.11
Pro forms net tangible book value after this offering and the sale of the placement shares	7.07	7.08	6.51	6.52	5.61	5.62	3.97	3.99	0.06	0.08
Dilution to public shareholders	$2.93	$2.92	$3.49	$3.48	$4.39	$4.38	$6.03	$6.01	$9.94	$9.92
Percentage of dilution to public shareholders	29.30%	29.20%	34.90%	34.80%	43.90%	43.80%	60.30%	60.10%	99.40%	99.20%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)	$(148,121)
Net proceeds from this offering and the sale of the placement shares	150,510,000	173,010,000	150,510,000	173,010,000	150,510,000	173,010,000	150,510,000	173,010,000	150,510,000	173,010,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	122,698	122,698	122,698	122,698	122,698	122,698	122,698	122,698	122,698	122,698
Less: Deferred underwriting commissions	(6,000,000)	(6,900,000)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: Overallotment liability	(167,900)	—	(167,900)	—	(167,900)	—	(167,900)	—	(167,900)	—
Less: Amounts paid for redemptions	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	$144,316,677	$166,084,577	$108,316,677	$124,684,577	$72,316,677	$83,284,577	$36,316,677	$41,884,577	$316,677	$484,577
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered and sale of placement shares	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less: Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
Placement shares	401,000	446,000	401,000	446,000	401,000	446,000	401,000	446,000	401,000	446,000
	20,401,00	23,446,000	16,651,000	19,133,500	12,901,000	14,821,000	9,151,000	10,508,500	5,401,000	6,196,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $500,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriter’s option to purchase additional units), or $3,000,000 in the aggregate, payable to the underwriters in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit $6,000,000 in the aggregate or up to an additional $900,000 in the aggregate if the underwriter’s over-allotment option is exercised in full payable to the underwriters in the Proposed Offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.